Note 4 - Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2021	2020
	A$	A$
Receivables	476,164	73,073
Allowance for credit losses	0	0
	476,164	73,073